Information of income and expense for each operating segment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information of income and expense for each operating segment [Line Items]
Net interest income	₩ 7,842,953	₩ 7,205,366	₩ 6,692,933
Net fees and commission income	1,710,954	1,565,539	1,620,979
Impairment losses on financial assets	(1,014,899)	(1,195,663)	(1,264,053)
General and administrative expenses	(4,811,198)	(4,508,575)	(4,475,068)
Other income (expense), net	100,865	41,975	398,350
Operating income	3,828,675	3,108,642	2,973,141
Equity method income (loss)	20,393	9,995	20,971
Income tax expense (benefit)	848,133	345,553	694,619
Profit for the year	2,948,124	2,824,919	2,445,958
Controlling interest	2,917,735	2,774,778	2,367,171
Non-controlling interests	30,389	50,141	78,787
Banking
Information of income and expense for each operating segment [Line Items]
Net interest income	5,107,888	4,605,046	4,246,146
Net fees and commission income	816,795	717,097	689,122
Impairment losses on financial assets	(676,057)	(746,126)	(800,893)
General and administrative expenses	(3,149,436)	(2,907,314)	(2,779,864)
Other income (expense), net	(11,556)	190,909	294,633
Operating income	2,087,634	1,859,612	1,649,144
Equity method income (loss)	1,306	8,615	13,399
Income tax expense (benefit)	418,409	64,214	363,928
Profit for the year	1,622,344	1,866,811	1,426,006
Controlling interest	1,622,103	1,866,446	1,425,672
Non-controlling interests	241	365	334
Banking | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	5,113,584	4,610,536	4,253,559
Net fees and commission income	844,349	744,464	730,799
Banking | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	(5,696)	(5,490)	(7,413)
Net fees and commission income	(27,554)	(27,367)	(41,677)
Credit card
Information of income and expense for each operating segment [Line Items]
Net interest income	1,501,054	1,484,697	1,350,968
Net fees and commission income	359,408	408,601	433,441
Impairment losses on financial assets	(291,694)	(347,179)	(305,876)
General and administrative expenses	(831,927)	(802,037)	(830,355)
Other income (expense), net	567,234	296,829	319,758
Operating income	1,304,075	1,040,911	967,936
Equity method income (loss)	0	0	0
Income tax expense (benefit)	285,853	235,140	209,916
Profit for the year	1,012,755	806,313	778,153
Controlling interest	1,027,823	814,836	778,153
Non-controlling interests	(15,068)	(8,523)	0
Credit card | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	1,517,399	1,507,748	1,390,469
Net fees and commission income	384,356	427,592	460,314
Credit card | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	(16,345)	(23,051)	(39,501)
Net fees and commission income	(24,948)	(18,991)	(26,873)
Securities
Information of income and expense for each operating segment [Line Items]
Net interest income	433,047	390,761	444,271
Net fees and commission income	297,718	248,845	266,529
Impairment losses on financial assets	(15,752)	(8,035)	(3,353)
General and administrative expenses	(444,935)	(406,017)	(479,567)
Other income (expense), net	(17,229)	(82,480)	34,080
Operating income	252,849	143,074	261,960
Equity method income (loss)	12,081	(273)	1,478
Income tax expense (benefit)	63,472	30,066	62,668
Profit for the year	211,919	115,440	215,454
Controlling interest	211,907	115,438	215,454
Non-controlling interests	12	2	0
Securities | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	427,888	392,973	450,019
Net fees and commission income	306,407	255,999	274,833
Securities | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	5,159	(2,212)	(5,748)
Net fees and commission income	(8,689)	(7,154)	(8,304)
Life insurance
Information of income and expense for each operating segment [Line Items]
Net interest income	727,917	704,489	675,760
Net fees and commission income	53,271	19,068	32,232
Impairment losses on financial assets	(13,162)	(9,559)	(31,383)
General and administrative expenses	(222,650)	(227,639)	(204,975)
Other income (expense), net	(385,226)	(326,251)	(340,012)
Operating income	160,150	160,108	131,622
Equity method income (loss)	(910)	(1,188)	(277)
Income tax expense (benefit)	41,441	2,951	32,356
Profit for the year	120,642	150,556	100,221
Controlling interest	120,642	150,556	100,221
Non-controlling interests	0	0	0
Life insurance | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	727,975	704,188	674,708
Net fees and commission income	60,555	26,769	40,638
Life insurance | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	(58)	301	1,052
Net fees and commission income	(7,284)	(7,701)	(8,406)
Others
Information of income and expense for each operating segment [Line Items]
Net interest income	69,231	13,028	(32,274)
Net fees and commission income	180,510	169,081	194,530
Impairment losses on financial assets	(36,830)	(85,009)	(124,534)
General and administrative expenses	(234,649)	(215,759)	(244,929)
Other income (expense), net	53,815	43,783	174,140
Operating income	32,077	(74,876)	(33,067)
Equity method income (loss)	8,796	4,277	5,601
Income tax expense (benefit)	32,805	14,190	28,519
Profit for the year	9,600	(79,150)	(59,454)
Controlling interest	9,600	(79,151)	(66,492)
Non-controlling interests	0	1	7,038
Others | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	56,107	(10,079)	(75,822)
Net fees and commission income	115,287	110,715	114,395
Others | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	13,124	23,107	43,548
Net fees and commission income	65,223	58,366	80,135
Consolidation adjustment
Information of income and expense for each operating segment [Line Items]
Net interest income	3,816	7,345	8,062
Net fees and commission income	3,252	2,847	5,125
Impairment losses on financial assets	18,596	245	1,986
General and administrative expenses	72,399	50,191	64,622
Other income (expense), net	(106,173)	(80,815)	(84,249)
Operating income	(8,110)	(20,187)	(4,454)
Equity method income (loss)	(880)	(1,436)	770
Income tax expense (benefit)	6,153	(1,008)	(2,768)
Profit for the year	(29,136)	(35,051)	(14,422)
Controlling interest	(74,340)	(93,347)	(85,837)
Non-controlling interests	45,204	58,296	71,415
Consolidation adjustment | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	0	0	0
Net fees and commission income	0	0	0
Consolidation adjustment | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	3,816	7,345	8,062
Net fees and commission income	₩ 3,252	₩ 2,847	₩ 5,125